Schedule of credit exposure (Details) - Federal Risk [Member]	12 Months Ended
Dec. 31, 2021
A1 Rating [member]
IfrsStatementLineItems [Line Items]
Equity	Equal or over R$10 billion
A 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Equity	Between R$5 billion and R$10 billion
A 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Equity	Between R$2 billion and R$5 billion
A 4 Rating [Member]
IfrsStatementLineItems [Line Items]
Equity	Between R$800 million and R$2 billion
A A [Member]
IfrsStatementLineItems [Line Items]
Percentage of limit per bank entity	10
A A [Member] | A1 Rating [member]
IfrsStatementLineItems [Line Items]
Percentage of limit per bank entity	9
A A [Member] | A 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Percentage of limit per bank entity	8
A A [Member] | A 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Percentage of limit per bank entity	6
A A [Member] | A 4 Rating [Member]
IfrsStatementLineItems [Line Items]
Percentage of limit per bank entity	5
A A A [Member]
IfrsStatementLineItems [Line Items]
Percentage of limit per bank entity	10
A A A [Member] | A1 Rating [member]
IfrsStatementLineItems [Line Items]
Percentage of limit per bank entity	8
A A A [Member] | A 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Percentage of limit per bank entity	7
A A A [Member] | A 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Percentage of limit per bank entity	7
A A A [Member] | A 4 Rating [Member]
IfrsStatementLineItems [Line Items]
Percentage of limit per bank entity	6
A [Member]
IfrsStatementLineItems [Line Items]
Percentage of limit per bank entity	10
A [Member] | A1 Rating [member]
IfrsStatementLineItems [Line Items]
Percentage of limit per bank entity	7
A [Member] | A 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Percentage of limit per bank entity	6
A [Member] | A 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Percentage of limit per bank entity	5
A [Member] | A 4 Rating [Member]
IfrsStatementLineItems [Line Items]
Percentage of limit per bank entity	4
B B B [Member]
IfrsStatementLineItems [Line Items]
Percentage of limit per bank entity	10
B B B [Member] | A1 Rating [member]
IfrsStatementLineItems [Line Items]
Percentage of limit per bank entity	6
B B B [Member] | A 2 Rating [Member]
IfrsStatementLineItems [Line Items]
Percentage of limit per bank entity	5
B B B [Member] | A 3 Rating [Member]
IfrsStatementLineItems [Line Items]
Percentage of limit per bank entity	4